DISAGGREGATION OF REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF BUSINESS SEGMENT AND GEOGRAPHY

The following tables present the Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Financial Years ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Sales at a single point in time
Equipment Sales	21,487	24,695	32,202
Services	2,407	6,368	2,354
	23,894	31,063	34,556
Sales over time
Rental	7,172	4,953	3,803

Total sales	31,066	36,016	38,359

SCHEDULE OF GEOGRAPHIC SEGEMENTS
	Financial Years ended December 31,
	2024	2023	2022
	$’000	$’000	$’000

Singapore	17,875	17,430	15,811
Canada	4,842	-	-
Australia	728	6,737	9,056
Other countries	7,621	11,849	13,492

	31,066	36,016	38,359